Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of deferred revenues [Table Text Block]
	December 31,
	2012	2011
Deferred revenues on maintenance contracts	600	329
Deferred revenue on RPP	50	24
Deferred revenue on sale of devices	304	284
Deferral of the gain on sale-lease-back transactions	9	39
Total	964	676
Less long term portion	(79)	(258)
Current portion	885	418